Note 4 - Property and Equipment (Detail) - Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment	$ 241,066	$ 184,784	$ 139,428
Less: Accumulated Depreciation	(87,068)	(76,541)	(55,644)
Net Property and Equipment	153,998	108,243	83,784
Display Equipment for Trade Shows [Member]
Property and Equipment	9,648	9,648	9,648
Leasehold Improvements and Furniture and Fixtures [Member]
Property and Equipment	74,083	74,083	46,332
Equipment and Computers [Member]
Property and Equipment	$ 157,335	$ 101,053	$ 83,448